RETIREMENT BENEFITS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans
Discount rate
Discount rate (as a percent)	3.90%	4.70%
Assumption used in determining net benefit expense
Discount rate (as a percent)	4.70%	5.45%
Expected return on assets (as a percent)	7.00%	7.50%	7.50%
Effect of one-percentage-point change in the discount rates
Effect of one-percentage-point increase in the discount rates	$ 18	$ 19	$ 19
Effect of one-percentage-point decrease in the discount rates	(36)	(34)	(34)
Effect of one-percentage-point change in the expected rates of return
Effect of one-percentage-point increase in the expected rates of return on pension expense	(120)	(118)	(119)
Effect of one-percentage-point decrease in the expected rates of return on pension expense	120	118	119
Expected returns on Plan assets	897	890	874
Actual return on plan assets	1,303	1,063
Non - U.S. Pension Plans
Effect of one-percentage-point change in the discount rates
Effect of one-percentage-point increase in the discount rates	(48)	(57)	(49)
Effect of one-percentage-point decrease in the discount rates	64	70	56
Effect of one-percentage-point change in the expected rates of return
Effect of one-percentage-point increase in the expected rates of return on pension expense	(64)	(62)	(54)
Effect of one-percentage-point decrease in the expected rates of return on pension expense	64	62	54
Expected returns on Plan assets	399	422	378
Actual return on plan assets	786	526
Non - U.S. Pension Plans | Minimum
Discount rate
Discount rate (as a percent)	1.50%	1.75%
Future compensation increase rate (as a percent)	1.20%	1.60%
Expected return on assets, Weighted average (as a percent)	0.90%	1.00%
Assumption used in determining net benefit expense
Discount rate (as a percent)	1.75%	1.75%
Future compensation increase rate (as a percent)	1.60%	1.00%
Expected long-term rate of return on assets (as a percent)	1.00%	1.00%
Non - U.S. Pension Plans | Maximum
Discount rate
Discount rate (as a percent)	28.00%	13.25%
Future compensation increase rate (as a percent)	26.00%	13.30%
Expected return on assets, Weighted average (as a percent)	11.50%	12.50%
Assumption used in determining net benefit expense
Discount rate (as a percent)	13.25%	14.00%
Future compensation increase rate (as a percent)	13.30%	11.00%
Expected long-term rate of return on assets (as a percent)	12.50%	12.50%
Non - U.S. Pension Plans | Weighted Average
Discount rate
Discount rate (as a percent)	5.24%	5.94%
Future compensation increase rate (as a percent)	3.93%	4.04%
Expected return on assets, Weighted average (as a percent)	5.76%	6.25%
Assumption used in determining net benefit expense
Discount rate (as a percent)	5.94%	6.23%
Future compensation increase rate (as a percent)	4.04%	4.66%
Expected long-term rate of return on assets (as a percent)	6.25%	6.89%
U.S. Postretirement Benefit Plans
Discount rate
Discount rate (as a percent)	3.60%	4.30%
Assumption used in determining net benefit expense
Discount rate (as a percent)	4.30%	5.10%
Health-care cost increase rate for U.S. plans
Following year (as a percent)	8.50%	9.00%
Ultimate rate to which cost increase is assume to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020
Effect of one-percentage-point change in assumed health-care cost-trend rates
Effect on benefits earned and interest cost, increase	2	2
Effect on benefits earned and interest cost, decrease	(1)	(2)
Effect on accumulated postretirement benefit obligation, increase	44	43
Effect on accumulated postretirement benefit obligation, decrease	(39)	(38)
Effect of one-percentage-point change in the expected rates of return
Expected returns on Plan assets	4	6	8
Actual return on plan assets	$ 7	$ 5
U.S. pension and postretirement benefit plans
Assumption used in determining net benefit expense
Expected long-term rate of return on assets (as a percent)	7.50%	7.50%	7.75%
Effect of one-percentage-point change in the expected rates of return
Actual rate of return (as a percent)	11.79%	11.13%	14.11%
Grandfathered employees in frozen U.S. pension plans | Minimum
Assumption used in determining net benefit expense
Future compensation increase rate (as a percent)	3.00%
Grandfathered employees in frozen U.S. pension plans | Maximum
Assumption used in determining net benefit expense
Future compensation increase rate (as a percent)	4.00%
Postemployment Plans
Discount rate
Discount rate (as a percent)	3.10%	3.95%
Health-care cost increase rate for U.S. plans
Following year (as a percent)	8.50%	9.00%
Ultimate rate to which cost increase is assume to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020